Fathom OpCo Predecessor Period Acquisitions - Micropulse West - Summary of Intangible Assets Acquired in Acquisition (Details) - Micropulse West [Member] $ in Thousands	Apr. 30, 2021 USD ($)
Finite Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 7,000
Trade Name [Member]
Finite Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 600
Estimated Life (Years)	5 years
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Acquisition Date Fair Value	$ 6,400
Estimated Life (Years)	17 years